                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                    Date of fiscal year end: June 30, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

Item 1. Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

  Shares      Security Description                                       Value
  ------      --------------------                                       -----

COMMON STOCK - 75.3%
CONSUMER DISCRETIONARY - 13.9%
     19,200   Apollo Group, Inc., Class A +                      $     945,408
     14,950   Career Education Corp. +                                 336,375
      1,325   CBS Corp., Class A                                        37,391
     35,400   Comcast Corp., Class A +                               1,304,490
      4,000   Costco Wholesale Corp.                                   198,720
     31,600   CVS Corp.                                              1,014,992
      4,594   Discovery Holding Co., Class A +                          66,429
     18,700   D.R. Horton, Inc.                                        447,865
     28,100   Family Dollar Stores, Inc.                               821,644
      8,000   FirstService Corp. +                                     190,560
     11,850   Home Depot, Inc.                                         429,799
     13,100   ITT Educational Services, Inc. +                         868,530
     56,080   Lincoln Educational Services +                           917,469
      7,400   Lowe's Cos., Inc.                                        207,644
     41,500   MAXIMUS, Inc.                                          1,083,150
      5,000   McDonald's Corp.                                         195,600
     11,550   Nike, Inc., Class B                                    1,012,011
      1,500   Office Depot, Inc. +                                      59,550
      7,400   Signet Group plc ADR                                     153,698
        200   Speedway Motorsports, Inc.                                 7,282
     46,500   Time Warner, Inc.                                        847,695
      9,000   Unilever NV                                              220,860
      9,250   Universal Technical Institute, Inc. +                    165,483
     14,990   Value Line, Inc.                                         698,684
      8,000   Viacom, Inc., Class B +                                  297,440
     35,900   Wal-Mart Stores, Inc.                                  1,770,588
      3,450   Weight Watchers International, Inc.                      152,973
      4,300   Yum! Brands, Inc.                                        223,815
                                                                 -------------
                                                                    14,676,145
                                                                 -------------
CONSUMER STAPLES - 11.6%
     12,250   Alberto-Culver Co.                                       619,728
    393,050   Alliance One International, Inc.                       1,611,505
     28,350   Altria Group, Inc.                                     2,170,192
     22,850   Anheuser-Busch Cos., Inc.                              1,085,603
     16,000   Avon Products, Inc.                                      490,560
     60,050   Coca-Cola Co.                                          2,683,034
     16,800   Diageo plc ADR                                         1,193,472
     15,250   Helen of Troy, Ltd. +                                    267,790
      8,000   Kraft Foods, Inc.                                        285,280
      7,300   National Beverage Corp.                                   86,943
      2,000   Nestle SA ADR                                            173,851
     16,450   Safeway, Inc.                                            499,257
     19,650   UST, Inc.                                              1,077,410
                                                                 -------------
                                                                    12,244,625
                                                                 -------------
ENERGY - 1.7%
     16,750   Chevron Corp.                                          1,086,405
      7,613   El Paso Corp.                                            103,841
      1,200   Gazpromneft ADR                                           21,900
        800   LUKOIL ADR                                                60,960

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

  Shares      Security Description                                      Value
  ------      --------------------                                      -----

        500   PetroChina Co., Ltd. ADR                                 53,825
      1,950   Petroleo Brasileiro SA ADR                              163,468
        550   Surgutneftegaz ADR                                       35,475
     15,000   Willbros Group, Inc. +                                  234,300
                                                                 ------------
                                                                    1,760,174
                                                                 ------------
FINANCIALS - 19.7%
      3,200   American Express Co.                                    179,456
     25,550   American International Group, Inc.                    1,692,943
      1,280   Ameriprise Financial, Inc.                               60,032
     11,050   AON Corp.                                               374,263
      9,950   Assurant, Inc.                                          531,429
     34,583   Bank of America Corp.                                 1,852,611
      2,000   Bank of New York Co., Inc.                               70,520
        502   Berkshire Hathaway, Inc., Class B +                   1,593,348
      3,125   Cascade Financial Corp.                                  51,219
     44,993   Citigroup, Inc.                                       2,234,802
      5,450   Federal Home Loan Mortgage Corp.                        361,499
     47,500   H&R Block, Inc.                                       1,032,650
      5,544   JPMorgan Chase & Co.                                    260,346
     13,861   Longview Fibre Co.                                      281,656
     81,000   Marsh & McLennan Cos., Inc.                           2,280,150
      5,000   Morgan Stanley                                          364,550
     12,500   Old Republic International Corp.                        276,875
     65,668   St. Paul Travelers Cos., Inc.                         3,079,173
      2,600   Student Loan Corp.                                      499,668
     83,766   UnumProvident Corp.                                   1,624,223
     51,850   Waddell & Reed Financial, Inc.                        1,283,288
     11,846   Washington Federal, Inc.                                265,824
     12,750   Washington Mutual, Inc.                                 554,243
                                                                 ------------
                                                                   20,804,768
                                                                 ------------
HEALTH CARE - 11.2%
      8,750   Amgen, Inc. +                                           625,887
     23,150   Bausch & Lomb, Inc.                                   1,160,509
    104,004   BioScrip, Inc. +                                        314,092
     80,421   Boston Scientific Corp. +                             1,189,427
      5,000   Bristol-Myers Squibb Co.                                124,600
     10,349   Coventry Health Care, Inc. +                            533,180
      7,905   Express Scripts, Inc. +                                 596,748
      5,000   HCA, Inc.                                               249,450
    100,900   Health Management Associates, Inc., Class A           2,108,810
     10,750   Invacare Corp.                                          252,840
     17,070   LifePoint Hospitals, Inc. +                             602,912
     11,850   Merck & Co., Inc.                                       496,515
     15,700   Pfizer, Inc.                                            445,252

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

 Shares     Security Description                                        Value
 ------     --------------------                                        -----

    3,950   United Health Group, Inc.                                 194,340
   16,000   WellPoint, Inc. +                                       1,232,800
   13,650   Wyeth                                                     693,966
   14,450   Zimmer Holdings, Inc. +                                   975,375
                                                                  -----------
                                                                   11,796,703
                                                                  -----------
INDUSTRIALS - 4.6%
   62,200   AGCO Corp. +                                            1,576,770
   44,500   Blount International, Inc. +                              445,890
    3,000   Boeing Corp.                                              236,550
   28,000   General Electric Co.                                      988,400
      900   Simpson Manufacturing Co., Inc.                            24,327
   18,650   Tyco International, Ltd.                                  522,014
   14,450   United Parcel Service, Inc., Class B                    1,039,533
                                                                  -----------
                                                                    4,833,484
                                                                  -----------
INFORMATION TECHNOLOGY - 4.4%
   33,500   BISYS Group, Inc. +                                       363,810
   29,500   Dell, Inc. +                                              673,780
   36,550   eFunds Corp. +                                            883,779
   52,420   First Data Corp.                                        2,201,640
   18,400   Microsoft Corp.                                           502,872
                                                                  -----------
                                                                    4,625,881
                                                                  -----------
MATERIALS - 3.9%
   21,200   Alcoa, Inc.                                               594,448
    7,000   Companhia Vale do Rio Doce ADR                            150,920
   44,300   Dow Chemical Co.                                        1,726,814
   23,950   E.I. du Pont de Nemours & Co.                           1,026,018
   18,000   Plum Creek Timber Co., Inc.                               612,720
                                                                  -----------
                                                                    4,110,920
                                                                  -----------
TELECOMMUNICATIONS - 4.1%
   35,750   AT&T, Inc.                                              1,164,020
    4,975   Motorola, Inc.                                            124,375
   49,150   SK Telecom Co., Ltd., ADR                               1,161,415
   15,300   Telecom Corp. of New Zealand, Ltd., ADR                   343,179
   59,000   Telefonos de Mexico SA de CV, ADR                       1,509,220
      900   Tele Norte Leste Participacoes SA, ADR                     12,339
                                                                  -----------
                                                                    4,314,548
                                                                  -----------
UTILITIES - 0.2%
    6,950   Duke Energy Corp.                                         209,890
                                                                  -----------
Total Common Stock (Cost $69,269,135)
                                                                   79,377,138
                                                                  -----------
 Shares     Security Description                      Rate
 ------     --------------------                      ----

PREFERRED STOCK - 1.4%
CONVERTIBLE PREFERRED STOCK - 0.8%
CONSUMER DISCRETIONARY - 0.8%
   22,375   Interpublic Group of Cos., Inc.           5.38%           839,063
                                                                  -----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

 Shares      Security Description                  Rate                 Value
 ------      --------------------                  ----                 -----

NON-CONVERTIBLE PREFERRED STOCK - 0.6%
UTILITIES - 0.6%
       305   AEP Texas Central Co.                 4.00%               23,456
       200   Boston Edison Co.                     4.25                15,619
     1,500   Connecticut Light & Power Co.         1.90                50,344
     1,000   Connecticut Light & Power Co.         2.00                38,594
     1,500   Connecticut Light & Power Co.         3.90                51,422
     1,300   Great Plains Energy, Inc.             4.50               106,925
     4,000   Hawaiian Electric Co.                 4.25                66,250
       300   Indianapolis Power & Light Co.        4.00                21,263
        78   MidAmerican Energy Co.                3.30                 5,560
        80   MidAmerican Energy Co.                3.90                 5,515
       100   Monongahela Power Co.                 4.40                 8,650
     1,000   Pacific Enterprises, Inc.             4.50                84,725
       400   Peco Energy Co.                       3.80                30,200
       945   Public Services Electric & Gas Co.    4.08                75,836
       300   Westar Energy, Inc.                   4.25                24,309
                                                                  -----------
Total Non-Convertible Preferred Stock                                 608,668
                                                                  -----------
Total Preferred Stock (Cost $1,487,768)                             1,447,731
                                                                  -----------
EXCHANGE TRADED FUNDS - 0.2%
    10,000   iShares MSCI Germany Index Fund
               (Cost $94,200)                                         240,500
                                                                  -----------

Principal                                                Maturity
---------                                                --------

ASSET BACKED OBLIGATIONS - 0.7%
$    6,128   Scotia Pacific Co., LLC               6.55  01/20/07       4,967
   905,000   Scotia Pacific Co., LLC               7.11  01/20/14     733,616
                                                                  -----------
Total Asset Backed Obligations (Cost $849,927)                        738,583
                                                                  -----------
CORPORATE BONDS - 3.1%
COMMUNICATIONS - 0.2%
   230,000   Tribune Co.                           6.88  11/01/06     230,129
                                                                  -----------
CONSUMER STAPLES - 0.3%
   300,000   Alliance One International, Inc.     11.00  05/15/12     307,500
                                                                  -----------
ENERGY - 0.3%
   115,000   El Paso CGP CO.                       6.50  06/01/08     115,719
   190,000   El Paso CGP CO.                       6.70  02/15/27     191,205
                                                                  -----------
                                                                      306,924
                                                                  -----------
FINANCIALS - 0.8%
   184,110   Finova Group, Inc.                    7.50  11/15/09      52,471
   100,000   GMAC                                  5.75  10/15/06      99,981
   670,000   GMAC                                  4.38  12/10/07     654,288
    80,000   Marsh & McLennan Cos., Inc.           5.38  03/15/07      79,960
                                                                  -----------
                                                                      886,700
                                                                  -----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

Principal    Security Description                            Rate  Maturity      Value
---------    --------------------                            ----  --------      -----
HEALTH CARE - 0.6%
   700,000   Tenet Healthcare Corp.                          6.38% 12/01/11    618,625
                                                                            ----------
INDUSTRIALS - 0.2%
    94,000   Waste Management, Inc.                          7.38  08/01/10    100,837
    71,000   Waste Management, Inc.                          7.65  03/15/11     77,136
                                                                            ----------
                                                                               177,973
                                                                            ----------
INFORMATION TECHNOLOGY - 0.1%
   100,000   Danka Business Systems                         10.00  04/01/08     93,500
                                                                            ----------
UTILITIES - 0.6%
   255,000   Indianapolis Power & Light Co.                  8.00  10/15/06    255,183
    65,000   Indianapolis Power & Light Co.                  7.38  08/01/07     65,940
    50,000   Monongahela Power Co.                           5.00  10/01/06     50,000
   275,000   Sierra Pacific Power Co.                        8.00  06/01/08    285,856
                                                                            ----------
                                                                               656,979
                                                                            ----------
Total Corporate Bonds (Cost $3,954,193)                                      3,278,330
                                                                            ----------
FOREIGN MUNICIPAL BONDS (+/-) - 1.2%
 1,500,000   Ontario Hydro Residual Strip (Canada)           5.51  10/01/20    709,940
   356,000   Ontario Hydro Residual Strip (Canada)           5.47  11/27/20    167,218
   605,000   Ontario Hydro Residual Strip (Canada)           5.61  10/15/21    271,998
   235,000   Ontario Hydro Residual Strip (Canada)           5.75  08/18/22    101,342
                                                                            ----------
Total Foreign Municipal Bonds (Cost $834,050)                                1,250,498
                                                                            ----------
US TREASURY SECURITIES - 4.4%
   935,000   US Treasury Note                                3.88  07/31/07    927,038
   800,000   US Treasury Note                                4.00  09/30/07    793,032
   260,000   US Treasury Note                                4.25  10/31/07    258,284
   500,000   US Treasury Note                                4.25  11/30/07    496,583
   685,000   US Treasury Note                                4.38  01/31/08    681,148
 1,000,000   US Treasury Note                                4.63  02/29/08    997,891
    65,000   US Treasury Note                                3.75  05/15/08     64,007
   460,000   US Treasury Note                                3.88  07/15/10    449,075
                                                                            ----------
Total US Treasury Securities (Cost $4,695,963)                               4,667,058
                                                                            ----------
SHORT-TERM INVESTMENTS - 13.5%
COMMERICAL PAPER - 0.5%
   500,000   General Electric Cap Corp. (Cost $499,336) ^    5.38  10/10/06    499,336
                                                                            ----------
CORPORATE BONDS - 1.5%
FINANCIALS - 0.7%
   698,000   Marsh & McLennan Cos., Inc.                     5.38  03/15/07    697,648
                                                                            ----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

 Principal    Security Description                                   Rate  Maturity         Value
 ---------    --------------------                                   ----  --------         -----
TELECOMMUNICATIONS - 0.5%
    341,000   BellSouth Corp.                                        5.00% 10/15/06       340,946
    210,000   Sprint Captial Corp.                                   6.00  01/15/07       210,240
                                                                                    -------------
                                                                                          551,186
                                                                                    -------------
UTILITIES - 0.3%
    295,000   Virginia Electric & Power Co.                          5.38  02/01/07       294,792
                                                                                    -------------
Total Corporate Bonds (Cost $926,014)                                                   1,543,626
                                                                                    -------------
MONEY MARKET FUNDS - 8.8%
  9,321,249   Citi/SM/ Institutional Cash Reserves, Class O, 5.02%
                (Cost 9,321,249)                                                        9,321,249
                                                                                    -------------
MONEY MARKET DEPOSIT ACCOUNT - 2.7%
  2,893,140   Citibank Money Market Deposit Account, 4.93%
                (Cost $2,893,140)                                                       2,893,140
                                                                                    -------------
Total Short-Term Investments (Cost $13,639,739)                                        14,257,351
                                                                                    -------------
Total Investments - 99.8% (Cost $94,824,975)*                                       $ 105,257,189
Other Assets & Liabilities, Net - 0.2%                                                    245,141
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $ 105,502,330
                                                                                    =============

--------------------------------------------------------------------------------
ADR American Depositary Receipt.
+      Non-income producing security.
^ Zero coupon Commercial Paper. Interest rate presented is yield to maturity.
(+/-)  Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                   $ 14,842,181
           Gross Unrealized Depreciation                     (4,409,967)
                                                           ------------
           Net Unrealized Appreciation (Depreciation)      $ 10,432,214
                                                           ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

  SHARES            SECURITY DESCRIPTION                       VALUE
  ------            --------------------                       -----

COMMON STOCK - 95.1%
AGRIBUSINESS - 0.4%
    10,000   Archer-Daniels Midland Co.                     $   378,800
                                                            -----------
AUTOMOTIVE - 6.3%
    55,000   Carmax, Inc.+                                    2,294,050
    56,000   Keystone Automotive Industries, Inc.+            2,129,120
    29,000   O'Reilly Automotive, Inc.+                         963,090
                                                            -----------
                                                              5,386,260
                                                            -----------
BANKING - 2.6%
    57,000   East-West Bancorp, Inc.                          2,257,770
                                                            -----------
BUSINESS SERVICES - 5.1%
    60,000   Iron Mountain, Inc.+                             2,576,400
    48,500   Paychex, Inc.                                    1,787,225
                                                            -----------
                                                              4,363,625
                                                            -----------
COMMUNICATION EQUIPMENT - 2.1%
    50,000   Qualcomm, Inc.                                   1,817,500
                                                            -----------
DISTRIBUTION - 4.6%
    57,000   Fastenal Co.                                     2,198,490
    45,000   Pool Corp.                                       1,732,500
                                                            -----------
                                                              3,930,990
                                                            -----------
ENERGY SERVICES - 2.1%
    21,000   Schlumberger, Ltd.                               1,302,630
    14,000   Smith International, Inc.                          543,200
                                                            -----------
                                                              1,845,830
                                                            -----------
ENERGY SOURCES - 3.3%
    22,000   Apache Corp.                                     1,390,400
    40,000   St. Mary Land & Exploration Co.                  1,468,400
                                                            -----------
                                                              2,858,800
                                                            -----------
ENTERTAINMENT - 2.6%
    50,000   Clear Channel Communications, Inc.               1,442,500
    22,000   Comcast Corp.+                                     809,820
                                                            -----------
                                                              2,252,320
                                                            -----------

FINANCIAL SERVICES - 4.1%
    13,715   First Data Corp.                                           576,030
    12,000   Fiserv, Inc.+                                              565,080
    50,000   T. Rowe Price Group, Inc.                                2,392,500
                                                                    -----------
                                                                      3,533,610
                                                                    -----------
HEALTH CARE SERVICES - 4.0%
    27,000   Caremark Rx, Inc.                                        1,530,090
    95,000   PSS World Medical, Inc.+                                 1,899,050
                                                                    -----------
                                                                      3,429,140
                                                                    -----------
HOUSEHOLD PRODUCTS - 2.3%
    32,000   Procter & Gamble Co.                                     1,983,360
                                                                    -----------
INDUSTRIAL SUPPLIES - 8.9%
    34,000   Actuant Corp., Class A                                   1,703,400
    15,000   Caterpillar, Inc.                                          987,000
    50,000   Donaldson Co., Inc.                                      1,845,000
    50,000   Graco, Inc.                                              1,953,000
    39,100   Raven Industries, Inc.                                   1,173,391
                                                                    -----------
                                                                      7,661,791
                                                                    -----------
INFRASTRUCTURE - 2.1%
    76,000   Chicago Bridge & Iron Co. NV                             1,828,560
                                                                    -----------
INSURANCE - 6.4%
    31,000   Brown & Brown, Inc.                                        947,360
     5,400   Markel Corp.+                                            2,217,564
    20,000   RenaissanceRe Holdings, Ltd. (Bermuda)                   1,112,000
     2,400   White Mountains Insurance Group, Ltd. (Bermuda)          1,192,704
                                                                    -----------
                                                                      5,469,628
                                                                    -----------
IT SERVICES - 1.7%
    50,000   SRA International, Inc., Class A+                        1,503,000
                                                                    -----------
LIFE SCIENCES - 1.3%
    17,000   Laboratory Corp. of America Holdings+                    1,114,690
                                                                    -----------
LOGISTICS - 5.3%
    31,000   Expeditors International Washington, Inc.                1,381,980
    15,000   United Parcel Service, Inc., Class B                     1,079,100
    74,000   UTI Worldwide, Inc.                                      2,069,780
                                                                    -----------
                                                                      4,530,860
                                                                    -----------

MEDICAL PRODUCTS - 7.9%
      16,000   Alcon, Inc.                                        1,832,000
      42,000   Medtronic, Inc.                                    1,950,480
      36,000   Stryker Corp.                                      1,785,240
      45,000   Viasys Healthcare, Inc.+                           1,225,800
                                                              -------------
                                                                  6,793,520
                                                              -------------
MERCHANDISING - 6.9%
      55,000   Lowe's Cos., Inc.                                  1,543,300
      44,000   Tractor Supply Co.+                                2,123,440
      35,000   Walgreen Co.                                       1,553,650
      12,000   Whole Foods Market, Inc.                             713,160
                                                              -------------
                                                                  5,933,550
                                                              -------------
PHARMACEUTICALS - 1.6%
      19,000   Amgen, Inc.+                                       1,359,070
                                                              -------------
POSITIONING SOLUTIONS - 5.0%
      42,000   Garmin Ltd.                                        2,048,760
      48,000   Trimble Navigation, Ltd.+                          2,259,840
                                                              -------------
                                                                  4,308,600
                                                              -------------
TRANSPORTATION - 2.7%
     105,000   OMI Corp.                                          2,279,550
                                                              -------------
VETERINARY CARE - 5.8%
      28,000   Idexx Laboratories, Inc.+                          2,551,920
      67,000   VCA Antech, Inc.+                                  2,416,020
                                                              -------------
                                                                  4,967,940
                                                              -------------
Total Common Stock (Cost $66,228,465)                            81,788,764

 PRINCIPAL
 ---------                                                    -------------
SHORT-TERM INVESTMENT - 5.2%
MONEY MARKET DEPOSIT ACCOUNT - 5.2%
$  4,492,724   Citibank Money Market Deposit Account, 4.93%
               (Cost $4,492,724)                                  4,492,724
                                                              -------------
TOTAL INVESTMENTS - 100.3%
(COST $70,721,189)*                                           $  86,281,488
Other Assets and Liabilities, Net - (0.3)%                         (219,272)
                                                              -------------
TOTAL NET ASSETS - 100.0%                                     $  86,062,216
                                                              =============

--------------------------------------------------------------------------------
+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                   $ 16,177,527
           Gross Unrealized Depreciation                       (617,228)
                                                           ------------
           Net Unrealized Appreciation (Depreciation)      $ 15,560,299
                                                           ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

  Shares         Security Description                        Value
  ------         --------------------                        -----

COMMON STOCK - 98.1%
CONSUMER DISCRETIONARY - 8.4%
    23,875   Harley-Davidson, Inc.                        $  1,498,156
    35,975   Office Depot, Inc. +                            1,428,207
    38,180   Nordstrom, Inc.                                 1,615,014
    26,530   Sherwin-Williams Co.                            1,479,843
                                                          ------------
                                                             6,021,220
                                                          ------------
CONSUMER STAPLES - 5.8%
    22,200   Clorox Co.                                      1,398,600
    26,890   Kellogg Co.                                     1,331,593
    22,855   Procter & Gamble Co.                            1,416,553
                                                          ------------
                                                             4,146,746
                                                          ------------
ENERGY - 9.1%
    42,415   BJ Services Co.                                 1,277,964
    20,885   ConocoPhillips                                  1,243,284
    20,270   Exxon Mobil Corp.                               1,360,117
    26,700   Occidental Petroleum Corp.                      1,284,537
    30,390   Tidewater, Inc.                                 1,342,934
                                                          ------------
                                                             6,508,836
                                                          ------------
FINANCIALS - 25.8%
    25,320   ACE Ltd.                                        1,385,764
    23,015   Allstate Corp.                                  1,443,731
    39,440   AON Corp.                                       1,335,833
    25,675   Bank of America Corp.                           1,375,410
    23,725   Comerica, Inc.                                  1,350,427
     8,930   Goldman Sachs Group, Inc.                       1,510,688
    29,995   JPMorgan Chase & Co.                            1,408,565
    20,895   Lehman Brothers Holdings, Inc.                  1,543,305
    22,605   Lincoln National Corp.                          1,403,318
    37,365   Mellon Financial Corp.                          1,460,972
    18,195   Merrill Lynch & Co., Inc.                       1,423,213
    24,825   Metlife, Inc.                                   1,407,081
    23,425   Northern Trust Corp.                            1,368,723
                                                          ------------
                                                            18,417,030
                                                          ------------
HEALTH CARE - 11.6%
    33,940   Aetna, Inc.                                     1,342,327
    20,525   Becton Dickinson & Co.                          1,450,502
    21,100   Johnson & Johnson                               1,370,234
    33,270   Merck & Co., Inc.                               1,394,013
    26,350   UnitedHealth Group, Inc.                        1,296,420
    28,235   Wyeth                                           1,435,467
                                                          ------------
                                                             8,288,963
                                                          ------------
INDUSTRIALS - 11.5%
    18,550   3M Co.                                          1,380,491

       15,720   Cooper Industries, Ltd., Class A                     1,339,658
       20,260   Eaton Corp.                                          1,394,901
       12,380   FedEx Corp.                                          1,345,458
       30,125   Illinois Tool Works, Inc.                            1,352,613
       21,630   United Technologies Corp.                            1,370,260
                                                                 -------------
                                                                     8,183,381
                                                                 -------------
INFORMATION TECHNOLOGY - 16.3%
       44,450   Agilent Technologies, Inc. +                         1,453,071
       35,905   Amdocs, Ltd. +                                       1,421,838
       58,550   Ceridian Corp. +                                     1,309,178
       41,045   Hewlett-Packard Co.                                  1,505,941
       17,180   IBM Corp.                                            1,407,729
       53,705   Microsoft Corp.                                      1,467,758
       62,095   Motorola, Inc.                                       1,552,375
       46,075   Texas Instruments, Inc.                              1,531,994
                                                                 -------------
                                                                    11,649,884
                                                                 -------------
MATERIALS - 6.1%
       27,010   Nucor Corp.                                          1,336,725
       54,115   Pactiv Corp. +                                       1,537,948
       24,580   Praxair, Inc.                                        1,454,153
                                                                 -------------
                                                                     4,328,826
                                                                 -------------
TELECOMMUNICATION SERVICES - 1.7%
       72,125   Sprint Nextel Corp.                                  1,236,944
                                                                 -------------
UTILITIES- 1.8%
       64,165   AES Corp. +                                          1,308,324
                                                                 -------------
Total Common Stock (Cost $67,353,870)                               70,090,154
                                                                 -------------
SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUND - 2.7%
    1,928,260   Fidelity Institutional Cash Money Market Fund,
                  5.22% ($1,928,260)                                 1,928,260
                                                                 -------------
Total Investments 100.8% (Cost $69,282,130)*                     $  72,018,414
Other Assets & Liabilities, Net (0.8%)                                (561,522)
                                                                 -------------
NET ASSETS - 100.0%                                              $  71,456,892
                                                                 =============
-----------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                   $  3,434,182
           Gross Unrealized Depreciation                       (697,898)
                                                           ------------
           Net Unrealized Appreciation (Depreciation)      $  2,736,284
                                                           ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

  Shares              Security Description                         Value
  ------              --------------------                         -----
COMMON STOCK - 98.6%
CONSUMER DISCRETIONARY - 15.8%
    37,285   K-Swiss, Inc., Class A                                1,120,787
    31,080   Men's Wearhouse, Inc.                                 1,156,487
    40,315   Payless Shoesource, Inc. +                            1,003,843
    48,640   Shoe Carnival, Inc. +                                 1,226,701
    44,900   Skechers U.S.A, Inc. +                                1,055,599
    26,715   Steiner Leisure, Ltd. +                               1,123,366
    44,610   Tenneco, Inc. +                                       1,043,428
    33,050   Tween Brands, Inc. +                                  1,242,680
    40,050   Wolverine World Wide, Inc.                            1,133,815
                                                                ------------
                                                                  10,106,706
                                                                ------------
COMMERICAL STAPLES - 1.7%
    37,135   NBTY, Inc. +                                          1,086,941
                                                                ------------
ENERGY - 7.3%
    34,910   Frontier Oil Corp.                                      927,908
    27,765   Helix Energy Solutions Group, Inc. +                    927,351
    43,010   OMI Corp.                                               933,747
    74,180   Pioneer Drilling Co. +                                  952,471
    99,305   USEC, Inc.                                              957,300
                                                                ------------
                                                                   4,698,777
                                                                ------------
FINANCIALS - 16.6%
    16,660   Arch Capital Group, Ltd. +                            1,057,743
    54,640   CNA Surety Corp. +                                    1,103,728
    47,350   Corus Bankshares, Inc.                                1,058,746
    31,100   Harleysville Group, Inc.                              1,088,189
    22,205   Investment Technology Group, Inc. +                     993,674
    61,820   Knight Capital Group, Inc. +                          1,125,124
    40,440   Ohio Casualty Corp.                                   1,046,183
    29,725   Philadelphia Consolidated Holding Corp. +             1,182,460
    19,400   ProAssurance Corp. +                                    956,032
    50,365   Sterling Bancshares, Inc.                             1,019,892
                                                                ------------
                                                                  10,631,771
                                                                ------------
HEALTH CARE - 7.9%
    22,290   Haemonetics Corp. +                                   1,043,172
    20,975   Magellan Health Services, Inc. +                        893,535
    23,225   Pediatrix Medical Group, Inc. +                       1,059,060
    62,900   Omrix Biopharmaceuticals, Inc. +                      1,184,407
    23,520   Sierra Health Services, Inc. +                          889,997
                                                                ------------
                                                                   5,070,171
                                                                ------------
INDUSTRIALS - 17.8%
    25,010   Ametek, Inc.                                          1,089,186
    21,615   Con-Way, Inc.                                           968,784
    26,155   Crane Co.                                             1,093,279
    24,165   Landstar System, Inc.                                 1,031,845
    17,915   Lincoln Electric Holdings, Inc.                         975,472
    38,370   Pacer International, Inc.                             1,065,151
    20,910   Ryder System, Inc.                                    1,080,629
    31,020   Timken Co.                                              923,776

       24,830   Toro Co.                                             1,047,081
       17,480   WESCO International, Inc. +                          1,014,364
       33,555   Woodward Governor Co.                                1,125,435
                                                                 -------------
                                                                    11,415,002
                                                                 -------------
INFORMATION TECHNOLOGY - 20.6%
       42,095   Benchmark Electronics, Inc. +                        1,131,514
       35,640   CommScope, Inc. +                                    1,171,130
       25,875   Cymer, Inc. +                                        1,136,171
       26,155   Global Payments, Inc.                                1,151,082
       32,640   Hyperion Solutions Corp. +                           1,125,427
       25,155   Imation Corp.                                        1,009,973
       51,825   MKS Instruments, Inc. +                              1,052,566
       75,525   MPS Group, Inc. +                                    1,141,183
      175,635   ON Semiconductor Corp. +                             1,032,734
       39,835   Park Electrochemical Corp.                           1,261,973
       37,695   Tektronix, Inc.                                      1,090,516
       81,405   TTM Technologies, Inc. +                               952,438
                                                                 -------------
                                                                    13,256,707
                                                                 -------------
MATERIALS -9.4%
       28,515   Eagle Materials, Inc.                                  960,385
      125,490   PolyOne Corp. +                                      1,045,332
       28,840   Quanex Corp.                                           875,294
       30,970   Reliance Steel & Aluminum Co.                          995,376
       45,805   Schulman A, Inc.                                     1,076,876
       28,660   Silgan Holdings, Inc.                                1,076,470
                                                                 -------------
                                                                     6,029,733
                                                                 -------------
UTILITES - 1.5%
       22,470   Allete, Inc.                                           976,321
                                                                 -------------
Total Common Stock (Cost $62,251,692)                               63,272,129
                                                                 -------------
SHORT-TERM INVESTMENTS -3.5%
MONEY MARKET FUND - 3.5%
    2,276,610   Fidelity Institutional Cash Money Market Fund,
                  5.22% ($2,276,610)                                 2,276,610
                                                                 -------------
Total Investments - 102.1% (Cost $64,528,302)*                   $  65,548,739
Other Assets & Liabilities, Net - (2.1)%                            (1,327,178)
                                                                 -------------
NET ASSETS - 100.0%                                              $  64,221,561
                                                                 =============
-----------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                   $  2,474,933
          Gross Unrealized Depreciation                     (1,454,496)
                                                          ------------
          Net Unrealized Appreciation (Depreciation)      $  1,020,437
                                                          ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: November 27, 2006

By:   /s/ Trudance L. Bakke
      ---------------------------------------------
      Trudance L. Bakke, Treasurer and Principal Financial Officer

Date: November 27, 2006